UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A
File No. 033-67490
File No. 811-07972

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 44	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 46

DELAWARE GROUP ADVISER FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	September 7, 2012

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on September 7, 2012 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/X /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 44/46 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectuses for Delaware Global Real Estate Opportunities Fund; (ii) the Statement of Additional Information for the aforementioned fund; and (iii) the Part C.  This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 42/44 (whose effectiveness was previous delayed until September 4, 2012 by Post-Effective Amendment No. 43/45) until September 7, 2012.

The prospectuses and statement of additional information relating to the other series of the Registrant are not amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 31st day of August, 2012.

DELAWARE GROUP ADVISER FUNDS

By:                    /s/ Patrick P.Coyne
                   Patrick P. Coyne
 Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	August 31, 2012

Thomas L. Bennett* Thomas L. Bennett	Trustee	August 31, 2012

John A. Fry* John A. Fry	Trustee	August 31, 2012

Anthony D. Knerr* Anthony D. Knerr	Trustee	August 31, 2012

Lucinda S. Landreth* Lucinda S. Landreth	Trustee	August 31, 2012

Ann R. Leven* Ann R. Leven	Trustee	August 31, 2012

Frances A. Sevilla-Sacasa* Frances A. Sevilla-Sacasa	Trustee	August 31, 2012

Janet L. Yeomans* Janet L. Yeomans	Trustee	August 31, 2012

J. Richard Zecher* J. Richard Zecher	Trustee	August 31, 2012

Richard Salus* Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	August 31, 2012
*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)